Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenue	$ 8,623	$ 8,516	$ 8,268
Cost of goods sold	5,465	5,419	5,278
Gross profit	3,158	3,097	2,990
Operating expenses:
Operating	740	715	744
Selling, general and administrative, including stock-based compensation	615	588	535
Depreciation	127	126	135
Amortization of intangible assets	431	400	439
Operating expenses	1,913	1,829	1,853
Operating income	1,245	1,268	1,137
Other (expense) income:
Equity in losses of investee	(4)	(4)	(2)
Gains on financial instruments	15	48	50
Interest expense, net	(214)	(233)	(229)
Foreign currency gain (loss)	1	2	(2)
Loss on extinguishment of debt	(57)	0	0
Nonoperating (expense) income	(259)	(187)	(183)
Income before income taxes	986	1,081	954
Income tax expense	(353)	(394)	(342)
Net income	633	687	612
Less net income attributable to the noncontrolling interest	(45)	(63)	(52)
Net income (loss) attributable to QVC, Inc. shareholder	$ 588	$ 624	$ 560